Trade and Other Receivables - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and Other Receivables
Trade receivables	€ 289,316	€ 302,685
Receivables from associates	382	3,219
Bad debt provision	(20,531)	(19,706)	€ (17,987)	€ (13,210)
Trade receivables	269,167	286,198
Other receivables	9,901	7,485
Personnel	2,082	566
Advance payments	35,426	11,181
Taxation authorities, VAT recoverable	42,707	20,105
Other public entities	2,302	1,344
Other receivables	92,418	40,681
Current income tax assets	42,205	59,531
Total trade and other receivables	€ 403,790	€ 386,410